UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                   Washington, D.C. 20549

                         FORM 24F-2
              Annual Notice of Securities Sold
                   Pursuant to Rule 24f-2

   Read instructions at end of Form before preparing Form.


     1.   Name and address of issuer:

                    THE CHAPMAN FUNDS, INC.
                    THE WORLD TRADE CENTER
                    401 EAST PRATT STREET
                    28TH FLOOR
                    BALTIMORE, MD 21202


     2.   The name of each series or class of securities for
which this Form is filed (If the Form is               being
filed for all series and classes of securities of the
issuer, check the box but do not             list series or
classes):      [X]

                    THE CHAPMAN FUNDS, INC.

     3.   Investment Company Act File Number:     811-5697

          Securities Act File Number:        33-25716

     4(a).     Last day of fiscal year for which this Form
is filed:

                    OCTOBER 31, 1998

     4(b).     [ ] Check box if this Form is being filed
late (i.e., more than 90 calendar days after the end   of
the issuer's fiscal year).  (See instruction A.2)



     Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c).     [ ] Check box if this is the last time the
issuer will be filing this Form.


     5.   Calculation of registration fee:

          (i)  Aggregate sale price of securities sold
during the
               fiscal year pursuant to section 24(f):
$147,808,578

          (ii) Aggregate price of securities redeemed or
               repurchased during the fiscal year.
$121,494,945

          (iii)     Aggregate price of securities redeemed
or repurchased
               during any prior fiscal year ending no
earlier than
               October 11, 1995 that were not previously
used to
               reduce registration fees payable to the
          Commission:         $

          (iv) Total available redemption credits [add Items
5(ii) and 5(iii):   -$121,494,945

          (v)  Net sales - if Item 5(i) is greater than item
5(iv)
               [subtract Item 5(iv) from Item 5(i)]:
$     26,313,633

          (vi) Redemption credits available for use in
future years   $
               -if Item 5(i) is less than Item 5(iv)
[subtract Item
               5(iv) from Item 5(i)]:

          (vii)     Multiplier for determining registration
fee (See Instruction C.9):x       .000278

          (viii)    Registration fee due [multiply Item 5(v)
by item
               5(vii)] (enter "0" if no fee is due):
=    7,315.19


     6.   Prepaid Shares

          If the response to Item 5(i) was determined by
deducting an amount of securities that            were
registered under the Securities Act of 1933 pursuant to rule
24e-2 as in effect before          October 11, 1997, the
report the amount of securities (number of shares or other
units)              deducted here:      .   If there is a
number of share or other units that were
registered pursuant to rule 24e-2 remaining unsold at the
end of the fiscal year for which             this form is
filed that are available for use by the issuer in future
fiscal years, then state                that number here:
 .



     7.   Interest due - if this Form is being filed  more
than 90 days after the end of the issuer's
fiscal year (see Instruction D):                       +$




     8.   Total of the amount of the registration fee due
plus any interest due
           [line 5(viii) plus line 7]:
=$   7,315.19





     9.   Date the registration fee and any interest payment
was sent to the Commission's lockbox
          depository:    JANUARY 28, 1999

          Method of Delivery:
               [ X] Wire Transfer
               [    ] Mail or other means


                         SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/M. LYNN BALLARD

                    M. LYNN BALLARD       TREASURER

Date                JANUARY 28, 1999

*Please print the name and title of the signing officer below the signature